FINANCE COSTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum [member]
Disclosure of detailed information about finance costs [line items]
Effective interest rates used to determine the amount of related borrowing costs for capitalization	0.70%	0.70%	0.95%
Maximum [member]
Disclosure of detailed information about finance costs [line items]
Effective interest rates used to determine the amount of related borrowing costs for capitalization	7.875%	7.875%	7.875%